Property, Equipment and Leasehold Improvements	12 Months Ended
Dec. 31, 2021
FaZe Clan Inc. [Member]
Property, Equipment and Leasehold Improvements [Line Items]
PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

3.      PROPERTY, equipment and leasehold improvements

Property, equipment and leasehold improvements as of December 31, 2021 and 2020 consisted of the following:

	(in thousands)
	December 31, 2021	December 31, 2020
Furniture/Fixtures	$159	$153
Computer equipment	708	306
Vehicles	106	106
Leasehold improvements	731	409
Subtotal	1,704	974
Less: Accumulated depreciation	(779)	(297)
Property, equipment and leasehold improvements, net	$925	$677

Depreciation expense totaled $0.5 million and $0.3 million for the years ended December 31, 2021 and 2020, respectively.